Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Realized financial derivatives gain	$ (1,447)	$ (36,212)
Unrealized financial derivatives (gain) loss	(654)	11,517
Financial derivatives gain	$ (2,101)	$ (24,695)